UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 28-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Burney
Title:  Chief Financial Officer
Phone:  (610) 727-3702


Signature, Place and Date of Signing:

/s/ Scott A. Burney                 Berwyn, PA              February 10, 2005
-----------------------     --------------------------    ----------------------
    [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   105

Form 13F Information Table Value Total:  $530,951,591


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.         Form 13F File Number          Name

1           28-10707                      Fairfield Redstone Fund Ltd.


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8

                                TITLE                         MARKET       SHRS OR   SH/ PUT/   INVESTMENT  OTHER         VOTING
NAME OF ISSUER                  OF CLASS          CUSIP       VALUE        PRN AMT   PRN CALL   DISCRETION  MANAGERS    AUTHORITY
--------------                  --------          -----       -----        -------   --- ----   ----------  --------    ---------
UBIQUITEL INC                   COM               903474302   11,211,864   1,574,700 SH         SOLE        NONE         ALL
ALAMOSA HLDGS INC               COM               011589108   10,587,030     849,000 SH         SOLE        NONE         ALL
COMTECH TELECOMMUNICATIONS C    COM NEW           205826209   10,583,454     281,400 SH         SOLE        NONE         ALL
VALUECLICK INC                  COM               92046N102    9,277,680     696,000 SH         SOLE        NONE         ALL
LINCARE HLDGS INC               COM               532791100    9,169,750     215,000 SH         SOLE        NONE         ALL
PENN NATL GAMING INC            COM               707569109    8,888,740     146,800 SH         SOLE        NONE         ALL
UNITEDGLOBALCOM                 CL A              913247508    7,260,456     751,600 SH         SOLE        NONE         ALL
ALLIANCE DATA SYSTEMS CORP      COM               018581108    7,259,692     152,900 SH         SOLE        NONE         ALL
INTL GAME TECHNOLOG             COM               459902102    6,931,008     201,600 SH         SOLE        NONE         ALL
SUNOCO INC                      COM               86764P109    6,765,588      82,800 SH         SOLE        NONE         ALL
DOW CHEM CO                     COM               260543103    6,743,262     136,200 SH         SOLE        NONE         ALL
INAMED CORP                     COM               453235103    6,596,975     104,300 SH         SOLE        NONE         ALL
CAL MAINE FOODS INC             COM               128030202    6,585,423     544,700 SH         SOLE        NONE         ALL
COMMUNITY HEALTH SYS INC NEW    COM               203668108    6,571,316     235,700 SH         SOLE        NONE         ALL
ORACLE CORP                     COM               68389X105    6,356,476     463,300 SH         SOLE        NONE         ALL
SAFENET INC                     COM               78645R107    6,356,020     173,000 SH         SOLE        NONE         ALL
SKYWORKS SOLUTIONS INC          COM               83088M102    6,270,007     664,900 SH         SOLE        NONE         ALL
DIGITAL INSIGHT CORP            COM               25385P106    6,261,520     340,300 SH         SOLE        NONE         ALL
SPRINT CORP                     COM FON           852061100    6,197,590     249,400 SH         SOLE        NONE         ALL
MERIDIAN RESOURCE CORP          COM               58977Q109    6,103,240   1,008,800 SH         SOLE        NONE         ALL
EGL INC                         COM               268484102    6,064,681     202,900 SH         SOLE        NONE         ALL
INVESTORS FINL SERVICES CORP    COM               461915100    5,937,624     118,800 SH         SOLE        NONE         ALL
NDS GROUP PLC                   SPONSORED ADR     628891103    5,936,562     174,200 SH         SOLE        NONE         ALL
RAYOVAC CORP                    COM               755081106    5,852,240     191,500 SH         SOLE        NONE         ALL
VERISIGN INC                    COM               92343E102    5,846,400     174,000 SH         SOLE        NONE         ALL
NOVATEL WIRELESS INC            COM NEW           66987M604    5,826,882     300,200 SH         SOLE        NONE         ALL
FUELCELL ENERGY INC             COM               35952H106    5,650,920     570,800 SH         SOLE        NONE         ALL
INTERGRAPH CORP                 COM               458683109    5,609,519     208,300 SH         SOLE        NONE         ALL
BOSTON PRIVATE FINL HLDGS IN    COM               101119105    5,518,503     195,900 SH         SOLE        NONE         ALL
ALTRIA GROUP INC                COM               02209S103    5,480,670      89,700 SH         SOLE        NONE         ALL
PLANETOUT INC                   COM               727058109    5,411,440     397,900 SH         SOLE        NONE         ALL
EXPEDITORS INTL WASH INC        COM               302130109    5,342,128      95,600 SH         SOLE        NONE         ALL
TAKE-TWO INTERACTIVE SOFTWAR    COM               874054109    5,326,349     153,100 SH         SOLE        NONE         ALL
ACAMBIS PLC                     SPONSORED ADR     004286100    5,326,287     543,000 SH         SOLE        NONE         ALL
MCDERMOTT INTL INC              COM               580037109    5,322,564     289,900 SH         SOLE        NONE         ALL
CASH AMER INTL INC              COM               14754D100    5,312,751     178,700 SH         SOLE        NONE         ALL
BJ SVCS CO                      COM               055482103    5,300,906     113,900 SH         SOLE        NONE         ALL
NICE SYS LTD                    SPONSORED ADR     653656108    5,272,365     168,500 SH         SOLE        NONE         ALL
ADVANCED MEDICAL OPTICS INC     COM               00763M108    5,241,236     127,400 SH         SOLE        NONE         ALL
NVIDIA CORP                     COM               67066G104    5,235,032     222,200 SH         SOLE        NONE         ALL
APPLE COMPUTER INC              COM               037833100    5,222,840      81,100 SH         SOLE        NONE         ALL
DIGITAS INC                     COM               25388K104    5,162,730     540,600 SH         SOLE        NONE         ALL
AVID TECHNOLOGY INC             COM               05367P100    5,162,300      83,600 SH         SOLE        NONE         ALL
ST JOE CO                       COM               790148100    5,136,000      80,000 SH         SOLE        NONE         ALL
ROYAL CARIBBEAN CRUISES LTD     COM               V7780T103    5,111,916      93,900 SH         SOLE        NONE         ALL
TEMPUR PEDIC INTL INC           COM               88023U101    5,111,320     241,100 SH         SOLE        NONE         ALL
AUDIOCODES LTD                  ORD               M15342104    5,024,525     302,500 SH         SOLE        NONE         ALL
TRIMBLE NAVIGATION LTD          COM               896239100    5,022,080     152,000 SH         SOLE        NONE         ALL
RADIO ONE INC                   CL D NON VTG      75040P405    5,002,036     310,300 SH         SOLE        NONE         ALL
DPL INC                         COM               233293109    4,994,379     198,900 SH         SOLE        NONE         ALL
CYTEC INDS INC                  COM               232820100    4,987,740      97,000 SH         SOLE        NONE         ALL
CORRECTIONS CORP AMER NEW       COM NEW           22025Y407    4,987,485     123,300 SH         SOLE        NONE         ALL
METROLOGIC INSTRS INC           COM               591676101    4,936,375     232,300 SH         SOLE        NONE         ALL
GILEAD SCIENCES INC             COM               375558103    4,916,095     140,500 SH         SOLE        NONE         ALL
ASML HLDG NV                    NY SHS            N07059111    4,911,320     308,500 SH         SOLE        NONE         ALL
MOTOROLA INC                    COM               620076109    4,893,400     284,500 SH         SOLE        NONE         ALL
TYCO INTL LTD NEW               COM               902124106    4,882,084     136,600 SH         SOLE        NONE         ALL
SOUTHWEST AIRLS CO              COM               844741108    4,877,488     299,600 SH         SOLE        NONE         ALL
HEIDRICK & STRUGGLES INTL IN    COM               422819102    4,869,767     142,100 SH         SOLE        NONE         ALL
UTI WORLDWIDE INC               ORD               G87210103    4,836,222      71,100 SH         SOLE        NONE         ALL
SONIC SOLUTIONS                 COM               835460106    4,824,600     215,000 SH         SOLE        NONE         ALL
MANPOWER INC                    COM               56418H100    4,810,680      99,600 SH         SOLE        NONE         ALL
USA MOBILITY INC                COM               90341G103    4,809,222     136,200 SH         SOLE        NONE         ALL
REPUBLIC SVCS INC               COM               760759100    4,796,220     143,000 SH         SOLE        NONE         ALL
PENTAIR INC                     COM               709631105    4,791,600     110,000 SH         SOLE        NONE         ALL
ARMOR HOLDINGS INC              COM               042260109    4,786,636     101,800 SH         SOLE        NONE         ALL
LIFELINE SYS INC                COM               532192101    4,750,144     184,400 SH         SOLE        NONE         ALL
US XPRESS ENTERPRISES INC       CL A              90338N103    4,720,230     161,100 SH         SOLE        NONE         ALL
PROVIDE COMM INC                COM               74373W103    4,695,760     126,400 SH         SOLE        NONE         ALL
GLOBAL PMTS INC                 COM               37940X102    4,671,492      79,800 SH         SOLE        NONE         ALL
L-3 COMMUNICATIONS HLDGS INC    COM               502424104    4,665,388      63,700 SH         SOLE        NONE         ALL
NEW RIV PHARMACEUTICALS INC     COM               648468205    4,634,608     309,800 SH         SOLE        NONE         ALL
OWENS ILL INC                   COM NEW           690768403    4,616,070     203,800 SH         SOLE        NONE         ALL
STANDARD PARKING CORP           COM               853790103    4,592,796     299,400 SH         SOLE        NONE         ALL
CHURCHILL DOWNS INC             COM               171484108    4,563,870     102,100 SH         SOLE        NONE         ALL
B&G FOODS INC NEW               UNIT 99/99/9999   05508R205    4,494,000     300,000 SH         SOLE        NONE         ALL
INPHONIC INC                    COM               45772G105    4,468,248     162,600 SH         SOLE        NONE         ALL
DADE BEHRING HLDGS INC          COM               23342J206    4,452,000      79,500 SH         SOLE        NONE         ALL
WEATHERFORD INTERNATIONAL LT    COM               G95089101    4,422,060      86,200 SH         SOLE        NONE         ALL
SUPERIOR ENERGY SVCS INC        COM               868157108    4,370,276     283,600 SH         SOLE        NONE         ALL
ANGIOTECH PHARMACEUTICALS IN    COM               034918102    4,151,455     225,500 SH         SOLE        NONE         ALL
CVS CORP                        COM               126650100    4,114,891      91,300 SH         SOLE        NONE         ALL
BEVERLY ENTERPRISES INC         COM NEW           087851309    4,069,005     444,700 SH         SOLE        NONE         ALL
FLIR SYS INC                    COM               302445101    4,057,044      63,600 SH         SOLE        NONE         ALL
AMERICAN TOWER CORP             CL A              029912201    3,843,760     208,900 SH         SOLE        NONE         ALL
MCCORMICK & SCHMICKS SEAFD R    COM               579793100    3,713,740     220,400 SH         SOLE        NONE         ALL
AVANEX CORP                     COM               05348W109    3,546,665   1,071,500 SH         SOLE        NONE         ALL
PORTALPLAYER INC                COM               736187204    3,539,112     143,400 SH         SOLE        NONE         ALL
AUTOLIV INC                     COM               052800109    3,521,070      72,900 SH         SOLE        NONE         ALL
CHENIERE ENERGY INC             COM NEW           16411R208    3,478,020      54,600 SH         SOLE        NONE         ALL
IDENTIX INC                     COM               451906101    3,386,682     458,900 SH         SOLE        NONE         ALL
MASSEY ENERGY CORP              COM               576206106    3,386,655      96,900 SH         SOLE        NONE         ALL
OCEANEERING INTL INC            COM               675232102    3,373,728      90,400 SH         SOLE        NONE         ALL
XENOGEN CORP                    COM               98410R108    3,265,500     466,500 SH         SOLE        NONE         ALL
CHESAPEAKE ENERGY CORP          COM               165167107    3,151,500     191,000 SH         SOLE        NONE         ALL
CIENA CORP                      COM               171779101    3,095,178     926,700 SH         SOLE        NONE         ALL
DENBURY RES INC                 COM               247916208    2,843,820     103,600 SH         SOLE        NONE         ALL
GREEN MTN COFFEE ROASTERS IN    COM               393122106    2,434,700      97,000 SH         SOLE        NONE         ALL
LUMINEX CORP DEL                COM               55027E102    2,398,488     270,100 SH         SOLE        NONE         ALL
LIFE TIME FITNESS INC           COM               53217R207    2,122,160      82,000 SH         SOLE        NONE         ALL
SYMMETRY MED INC                COM               871546206    1,982,910      94,200 SH         SOLE        NONE         ALL
ADTRAN INC                      COM               00738A106    1,977,162     103,300 SH         SOLE        NONE         ALL
BROWN FORMAN CORP               CL B              115637209    1,776,820      36,500 SH         SOLE        NONE         ALL
VIASAT INC                      COM               92552V100    1,480,470      61,000 SH         SOLE        NONE         ALL
WATSCO INC                      COM               942622200      464,904      13,200 SH         SOLE        NONE         ALL




04017.0003 #545648